INCOME TAXES (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2014	Mar. 31, 2016	Dec. 31, 2015
Components of net loss before income taxes consists of the following:
U.S.	$ 183,461	$ 0	$ 4,706,413	$ (2,372,510)
Canada	(1,187,553)	(2,464,747)	(3,670,265)	(3,221,396)
Net loss for the period before recovery of income taxes	$ (1,004,092)	$ (2,464,747)	$ 1,036,148	$ (5,593,906)
Statutory rate	35.00%	26.50%	35.00%	35.00%
Expected income tax (recovery) expense	$ (351,432)	$ (653,158)	$ 362,652	$ (1,957,867)
Tax rate changes and other basis adjustments	(162,267)	(29,109)	195,108	364,651
Change in fair value of derivative liability	(304,835)		(2,709,894)	(169,443)
Stock-based compensation	55,350	0	512,693	587,381
Non-deductible expenses	(99,642)	193,305	(12,073)	227,068
Change in valuation allowance	862,826	488,962	1,651,514	948,210
Recovery of income taxes	$ 0	$ 0	$ 0	$ 0